Balances and Transactions with Related Parties - Summary of Compensation of Key Management Personnel (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of key management personnel compensation [abstract]
Short-term employee benefits	$ 221	$ 182	$ 158
Share-based benefits	34	26	40
Post-retirement benefits	10	9	6
Termination benefits	109	94	5
Total	$ 374	$ 311	$ 209